Discontinued Operations - Summary of Activity of Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations And Disposal Groups [Abstract]
Recoveries	$ 13	$ 37	$ (63)	$ (626)
Other expense, net			147
Net (loss) income	(13)	(37)	(84)	626
Net loss	$ (13)	$ (37)	$ (84)	$ 626